[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21926
MORGAN STANLEY CHINA A SHARE FUND, INC.
(Exact name of registrant as specified in charter) CIK: 0001368493
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (95.1%)
(Unless Otherwise Noted)
Airlines (7.5%)
Air China Ltd.	(a)	20,631,947	$21,165
Guangzhou Baiyun International Airport Co., Ltd.		8,393,618	12,813
			33,978
Auto Components (2.2%)
Xingda International Holdings Ltd.	(a)	16,228,000	9,969
Commercial Banks (18.8%)
China Merchants Bank Co., Ltd.		11,839,404	26,619
Huaxia Bank Co., Ltd.	(a)	21,398,619	31,059
Shanghai Pudong Development Bank		7,180,287	24,819
Shenzhen Development Bank Co.	(a)	1,248,736	3,050
			85,547
Construction & Engineering (2.3%)
China Communications Construction Co., Ltd.	(a)	8,636,000	10,412
Electronic Equipment & Instruments (2.9%)
Neo-Neon Holdings Ltd.	(a)	6,970,000	13,006
Food Products (1.9%)
Inner Mongolia Yili Industrial Group Co., Ltd.		2,598,399	8,571
Independent Power Producers & Energy Traders (2.6%)
Datang International Power Generation Co., Ltd.		12,342,000	11,689
Insurance (0.2%)
Ping An Insurance Group Co., of China Ltd.	(a)	149,184	908
Machinery (12.4%)
Guangxi Liugong Machinery		6,075,000	14,971
Hudong Heavy Machinery Co.		786,934	8,342
Shanghai Zhenhua Port Machinery Co.		6,667,600	14,301
Zhengzhou Yutong Bus Co.		8,899,288	18,742
			56,356
Metals & Mining (12.5%)
Baoshan Iron & Steel Co., Ltd.		4,365,000	5,590
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd.		7,019,477	12,949
Maanshan Iron & Steel		20,366,616	16,836
Wuhan Iron & Steel Co., Ltd.		18,478,875	21,705
			57,080
Oil, Gas & Consumable Fuels (8.5%)
China Coal Energy Co.	(a)	17,061,000	18,233
Henan Shen Huo Coal Industry & Electricity Power Co.		4,734,912	9,451
Shanxi Xishan Coal & Electricity Power Co., Ltd.		6,212,000	10,969
			38,653
Real Estate (2.8%)
China Merchants Property Development Co., Ltd.		3,454,908	12,872
Road & Rail (4.8%)
Daqin Railway Co., Ltd.	(a)	13,042,000	21,680
Specialty Retail (2.5%)
GOME Electrical Appliances Holdings Ltd.		10,435,000	11,606
Transportation Infrastructure (10.4%)
Anhui Expressway Co., Ltd.		12,899,090	13,383
Jiangxi Ganyue Expressway Co., Ltd.		9,992,999	15,099
Shenzhen Chiwan Wharf Holdings		6,163,974	19,073
			47,555

Water Utilities (2.8%)
Shanghai Municipal Raw Water Co., Ltd.		12,321,299	12,703
TOTAL COMMON STOCKS
(Cost $264,869)			432,585
INVESTMENT COMPANIES (1.3%)
Diversified Financial Services (1.3%)
Jingyang Fund	(a)	2,792,111	920
Jiufu Fund		5,688,127	741
Kehui Fund		2,362,844	720
Kexun Fund		2,762,150	854
Tongde Fund		2,808,602	761
Xingan Fund	(a)	2,881,342	925
Xingke Fund	(a)	2,728,245	838
TOTAL INVESTMENT COMPANIES
(Cost $3,653)			5,759
		No. of
		Warrants
WARRANTS (0.4%)
Food Products (0.4%)
Inner Mongolia Yili Industrial Group Co., Ltd.
expiring 11/7/07 (Cost $0)	(a)	779,520	1,777
		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (2.6%)
Repurchase Agreement (2.6%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07
repurchase price $11,793 (Cost $11,788)	$ (b)	$11,788	11,788
TOTAL INVESTMENTS + (99.4%)
(Cost $280,310)			451,909
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)			2,817
NET ASSETS (100%)			$454,726

(a)	Non-income producing security.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $280,310,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $171,599,000 of which $171,616,000 related to appreciated securities and $17,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley China A Share Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07